HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-151805        HV-6776 - Premier Innovations(SM)

Supplement dated October 15, 2015 to your Prospectus

FUND NAME CHANGES

Effective December 15, 2015, the following name changes are made to your Prospectus:

Current Name	New Name
Wells Fargo Advantage Asset Allocation Fund - Class A	Wells Fargo Asset Allocation Fund - Class A
Wells Fargo Advantage Core Bond Fund - Class A	Wells Fargo Core Bond Fund - Class A
Wells Fargo Advantage Emerging Markets Equity Fund - Class A	Wells Fargo Emerging Markets Equity Fund - Class A
Wells Fargo Advantage International Equity Fund - Class A	Wells Fargo International Equity Fund - Class A
Wells Fargo Advantage Utility and Telecommunications Fund - Class A	Wells Fargo Utility and Telecommunications Fund - Class A

As a result of the changes, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.